Dec. 01, 2015
Supplement dated July 11, 2016
to the Prospectus and Summary Prospectus of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia U.S. Social Bond Fund	12/1/2015
Effective on or about August 8, 2016 (the Effective Date), the information in the table entitled “Shareholder Fees (paid directly from your investment)” under the subsection “Fees and Expenses of the Fund” in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Classes R4, R5 and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	0.75% (a)	1.00% (b)	None
(a) For purchases made on or after August 8, 2016, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to August 8, 2016, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b) This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The rest of the section remains the same.